Organization and Principal Activities - Consolidated Financial Information of VIEs and VIE Subsidiaries including Inter-Group Transactions with Other Entities in Group (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 524,454		¥ 198,523	¥ 61,830	$ 75,537	$ 28,593	¥ 77,960
Accounts receivable, net	412,301		279,537		59,384
Prepayments and other current assets	160,087		107,046		23,057
Property, equipment and software, net	56,107		36,243		8,081
Other non-current assets	3,947		4,558		568
Total assets	1,226,326		625,907		176,627
Short-term bank loans	65,093				9,375
Accounts payable	12,150		103,289		1,750
Salary and welfare payables	54,779		33,539		7,890
Taxes payable	66,589		16,484		9,591
Deferred revenues	50,110		31,308		7,217
Advances from customers	106,570		104,605		15,349
Accrued expenses and other current liabilities	58,473		70,908		8,422
Total liabilities	413,764		360,133		$ 59,594
Net revenues	400,259	$ 57,649	234,839	124,520
Net income/(loss)	(67,746)	(9,757)	(48,835)	(37,260)
Net cash provided by/(used in) operating rating activities	(239,815)	(34,540)	(99,840)	4,773
Net cash used in investing activities	(111,898)	(16,117)	(20,705)	(25,931)
Net cash provided by/(used in) financing activities	650,633	$ 93,711	257,500	4,000
Variable Interest Entity
Variable Interest Entity [Line Items]
Cash and cash equivalents	76,766		166,421
Accounts receivable, net	412,301		279,537
Prepayments and other current assets	152,787		100,905
Property, equipment and software, net	56,107		36,243
Other non-current assets	3,947		4,558
Total assets	701,908		587,664
Short-term bank loans	65,093		0
Accounts payable	12,150		103,289
Amounts due to related parties	160,903		248,982
Salary and welfare payables	54,172		32,887
Taxes payable	66,589		16,484
Deferred revenues	50,110		31,308
Advances from customers	106,570		104,605
Accrued expenses and other current liabilities	49,746		68,454
Total liabilities	565,333		606,009
Net revenues	579,594		278,114	124,520
Net income/(loss)	154,920		55,694	(32,462)
Net cash provided by/(used in) operating rating activities	(109,738)		129,026	4,773
Net cash used in investing activities	(42,468)		(20,425)	(25,931)
Net cash provided by/(used in) financing activities	¥ 62,551		¥ (4,000)	¥ 4,000